UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30,
Date of reporting period: January 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
LEGG MASON PARTNERS MULTIPLE
DISCIPLINE FUNDS ALL CAP AND INTERNATIONAL
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS ALL CAP AND INTERNATIONAL

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

COMMON STOCKS — 84.9%
CONSUMER DISCRETIONARY — 14.4%
Automobiles — 0.6%
6,080	Honda Motor Co., Ltd., ADR	$ 239,126

Hotels, Restaurants & Leisure — 0.3%
19,640	Compass Group PLC, ADR	116,367

Household Durables — 0.5%
1,800	Electrolux AB, ADR	68,130
3,590	Koninklijke Philips Electronics NV, New York Registered Shares	140,549

	Total Household Durables	208,679

Internet & Catalog Retail — 1.9%
8,280	Amazon.com Inc. *	311,908
9,325	Expedia Inc. *	200,021
6,395	IAC/InterActiveCorp. *	245,568

	Total Internet & Catalog Retail	757,497

Media — 7.8%
3,221	Discovery Holding Co., Class A Shares *	53,372
25,200	Interpublic Group of Cos. Inc. *	331,632
2,906	Liberty Global Inc., Series A Shares *	87,354
2,763	Liberty Global Inc., Series C Shares *	77,999
1,578	Liberty Media Holding Corp., Capital Group, Series A Shares *	161,429
15,890	Liberty Media Holding Corp., Interactive Group, Series A Shares *	387,239
4,200	Mediaset SpA, ADR	151,614
23,610	Pearson PLC, ADR	372,330
4,150	Publicis Groupe, ADR	179,903
34,300	Time Warner Inc.	750,141
17,710	Walt Disney Co.	622,861

	Total Media	3,175,874

Specialty Retail — 3.3%
4,740	Bed Bath & Beyond Inc. *	199,981
9,000	Charming Shoppes Inc. *	118,080
7,900	Gap Inc.	151,443
16,250	Home Depot Inc.	662,025
21,520	Kingfisher PLC, ADR	205,516

	Total Specialty Retail	1,337,045

	TOTAL CONSUMER DISCRETIONARY	5,834,588

CONSUMER STAPLES — 5.8%
Beverages — 1.6%
8,010	Coca-Cola Co.	383,519
4,300	PepsiCo Inc.	280,532

	Total Beverages	664,051

Food & Staples Retailing — 0.9%
7,360	Wal-Mart Stores Inc.	350,998

Food Products — 1.2%
6,058	Unilever PLC, ADR	165,444
5,825	Wm. Wrigley Jr. Co.	300,104

	Total Food Products	465,548

Household Products — 1.4%
2,500	Kimberly-Clark Corp.	173,500
6,250	Procter & Gamble Co.	405,437

	Total Household Products	578,937

Tobacco — 0.7%
4,725	British American Tobacco PLC, ADR	288,934

	TOTAL CONSUMER STAPLES	2,348,468

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS ALL CAP AND INTERNATIONAL

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

ENERGY — 9.0%
Energy Equipment & Services — 2.4%
2,370	Baker Hughes Inc.	$163,601
5,000	BJ Services Co.	138,300
4,770	GlobalSantaFe Corp.	276,708
2,500	Grant Prideco Inc. *	97,950
7,580	Weatherford International Ltd. *	306,080

	Total Energy Equipment & Services	982,639

Oil, Gas & Consumable Fuels — 6.6%
13,980	Anadarko Petroleum Corp.	611,625
3,480	BP PLC, ADR	221,015
1,050	Chevron Corp.	76,524
8,810	Exxon Mobil Corp.	652,821
4,670	Frontline Ltd.	153,643
3,610	Murphy Oil Corp.	179,453
1,260	PetroChina Co., Ltd., ADR	155,396
2,879	Royal Dutch Shell PLC, ADR, Class B Shares	194,937
2,460	Total SA, ADR	167,403
9,460	Williams Cos. Inc.	255,325

	Total Oil, Gas & Consumable Fuels	2,668,142

	TOTAL ENERGY	3,650,781

FINANCIALS — 12.3%
Capital Markets — 0.3%
1,000	Franklin Resources Inc.	119,110

Commercial Banks — 2.4%
5,326	ABN AMRO Holding NV, ADR	171,178
2,315	Allied Irish Banks PLC, ADR	134,432
3,055	BNP Paribas SA, ADR	171,003
2,830	Credit Suisse Group, ADR	201,156
1,508	HSBC Holdings PLC, ADR	138,480
1,400	Shinhan Financial Group Co., Ltd., ADR	145,614

	Total Commercial Banks	961,863

Consumer Finance — 0.7%
5,120	American Express Co.	298,087

Diversified Financial Services — 2.8%
6,855	Bank of America Corp.	360,436
4,000	ING Groep NV, ADR	176,240
8,380	JPMorgan Chase & Co.	426,793
5,950	Zurich Financial Services AG, ADR	161,245

	Total Diversified Financial Services	1,124,714

Insurance — 3.7%
7,120	American International Group Inc.	487,364
4,330	AXA, ADR	183,895
100	Berkshire Hathaway Inc., Class B Shares *	366,735
5,560	Chubb Corp.	289,343
5,200	Manulife Financial Corp.	175,292

	Total Insurance	1,502,629

Real Estate Management & Development — 0.5%
37,430	Henderson Land Development Co., Ltd., ADR	214,287

Thrifts & Mortgage Finance — 1.9%
5,860	MGIC Investment Corp.	361,679
8,000	PMI Group Inc.	382,560

	Total Thrifts & Mortgage Finance	744,239

	TOTAL FINANCIALS	4,964,929

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS ALL CAP AND INTERNATIONAL

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

HEALTH CARE — 12.1%
Biotechnology — 3.4%
6,675	Amgen Inc. *	$469,720
2,880	Genentech Inc. *	251,625
5,160	Genzyme Corp. *	339,167
4,300	ImClone Systems Inc. *	126,678
18,750	Millennium Pharmaceuticals Inc. *	208,125

	Total Biotechnology	1,395,315

Health Care Providers & Services — 1.3%
9,690	UnitedHealth Group Inc.	506,400

Pharmaceuticals — 7.4%
6,520	Abbott Laboratories	345,560
3,000	Eli Lilly & Co.	162,360
3,640	GlaxoSmithKline PLC, ADR	197,033
10,990	Johnson & Johnson	734,132
2,945	Novartis AG, ADR	169,897
27,990	Pfizer Inc.	734,457
7,620	Sanofi-Aventis, ADR	335,890
6,390	Wyeth	315,730

	Total Pharmaceuticals	2,995,059

	TOTAL HEALTH CARE	4,896,774

INDUSTRIALS — 10.1%
Aerospace & Defense — 3.3%
6,350	BAE Systems PLC, ADR	212,725
2,000	Boeing Co.	179,120
8,475	Honeywell International Inc.	387,223
2,980	L-3 Communications Holdings Inc.	245,373
5,960	Raytheon Co.	309,324

	Total Aerospace & Defense	1,333,765

Air Freight & Logistics — 0.4%
3,120	TNT NV, ADR	141,679

Building Products — 0.2%
2,400	Simpson Manufacturing Co. Inc.	78,504

Construction & Engineering — 0.5%
6,100	Vinci SA, ADR	209,840

Electrical Equipment — 0.8%
7,080	Emerson Electric Co.	318,388

Industrial Conglomerates — 3.4%
13,140	General Electric Co.	473,697
8,670	HBOS PLC, ADR	192,691
1,800	Siemens AG, ADR	199,314
16,190	Tyco International Ltd.	516,137

	Total Industrial Conglomerates	1,381,839

Machinery — 1.2%
4,440	Caterpillar Inc.	284,471
5,860	Pall Corp.	203,693

	Total Machinery	488,164

Marine — 0.3%
4,500	Stolt-Nielsen SA, ADR	134,775

	TOTAL INDUSTRIALS	4,086,954

INFORMATION TECHNOLOGY — 13.5%
Communications Equipment — 0.6%
12,350	Motorola Inc.	245,147

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS ALL CAP AND INTERNATIONAL

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Computers & Peripherals — 2.4%
10,415	Dell Inc. *	$252,564
2,585	International Business Machines Corp.	256,303
4,030	SanDisk Corp. *	162,006
10,952	Seagate Technology	296,689

	Total Computers & Peripherals	967,562

Electronic Equipment & Instruments — 0.4%
5,430	Agilent Technologies Inc. *	173,760

Internet Software & Services — 1.5%
4,000	eBay Inc. *	129,560
4,000	VeriSign Inc. *	95,600
12,900	Yahoo! Inc. *	365,199

	Total Internet Software & Services	590,359

Semiconductors & Semiconductor Equipment — 4.9%
9,760	Applied Materials Inc.	173,045
4,000	Broadcom Corp., Class A Shares *	127,680
6,450	Cree Inc. *	99,201
19,130	Intel Corp.	400,965
15,060	Micron Technology Inc. *	195,027
5,150	Novellus Systems Inc. *	158,775
22,477	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	245,224
16,170	Texas Instruments Inc.	504,342
5,164	Verigy Ltd. *	94,656

	Total Semiconductors & Semiconductor Equipment	1,998,915

Software — 3.7%
4,210	Advent Software Inc. *	150,507
5,080	Autodesk Inc. *	222,098
5,850	Electronic Arts Inc. *	292,500
26,460	Microsoft Corp.	816,556

	Total Software	1,481,661

	TOTAL INFORMATION TECHNOLOGY	5,457,404

MATERIALS — 4.4%
Chemicals — 1.5%
3,420	Dow Chemical Co.	142,067
6,160	E.I. du Pont de Nemours & Co.	305,290
3,905	Syngenta AG, ADR	144,758

	Total Chemicals	592,115

Construction Materials — 0.5%
4,420	CRH PLC, ADR	176,225

Metals & Mining — 1.5%
11,305	Alcoa Inc.	365,152
1,150	POSCO, ADR	101,407
700	Rio Tinto PLC, ADR	151,347

	Total Metals & Mining	617,906

Paper & Forest Products — 0.9%
5,005	Weyerhaeuser Co.	375,375

	TOTAL MATERIALS	1,761,621

TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 1.9%
7,535	France Telecom SA, ADR	209,548
2,941	Telefonica SA, ADR	193,930
1,530	Telenor ASA, ADR	93,865
7,490	Verizon Communications Inc.	288,515

	Total Diversified Telecommunication Services	785,858

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS ALL CAP AND INTERNATIONAL

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Wireless Telecommunication Services — 1.0%
6,160	SK Telecom Co., Ltd., ADR	$146,300
8,303	Vodafone Group PLC, ADR	244,025

	Total Wireless Telecommunication Services	390,325

	TOTAL TELECOMMUNICATION SERVICES	1,176,183

UTILITIES — 0.4%
Electric Utilities — 0.4%
4,000	E.ON AG, ADR	181,560

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $29,514,714)	34,359,262

Face
Amount
SHORT-TERM INVESTMENT — 8.2%
Repurchase Agreement — 8.2%
$3,307,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity — $3,307,438; (Fully collateralized by U.S. Treasury Notes, 4.250% due 10/31/07; Market value — $3,374,371) (Cost — $3,307,000)	3,307,000

	TOTAL INVESTMENTS — 93.1% (Cost — $32,821,714#)	37,666,262
	Other Assets in Excess of Liabilities — 6.9%	2,783,190

	TOTAL NET ASSETS — 100.0%	$40,449,452

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
Legg Mason Partners Multiple Discipline Funds All Cap And International
Summary of Investments by Country** (unaudited)

United States	75.2%
United Kingdom	7.2
France	3.9
Switzerland	1.8
Netherlands	1.7
Cayman Islands	1.5
Bermuda	1.2
South Korea	1.0
Germany	1.0
Ireland	0.8
Taiwan	0.7
Japan	0.6
Hong Kong	0.6
Spain	0.5
Canada	0.5
China	0.4
Italy	0.4
Luxembourg	0.4
Singapore	0.2
Norway	0.2
Sweden	0.2

100.0%

**As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds All Cap and International (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,190,712
Gross unrealized depreciation	(346,164)

Net unrealized appreciation	$4,844,548

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 29, 2007
By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: March 29, 2007